Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of option activity for the nine months ended September 30, 2018 is presented below.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	21,840,953	$0.33	4.03
Granted	16,831,272	0.46
Exercised	(487,620)	0.07
Forfeited or expired	(4,200,000)	0.34
Outstanding at September 30, 2018	33,984,605	$0.26	3.06	$3,992,194
Exercisable at September 30, 2018	11,304,808	$0.35		$2,994,627

A summary of option activity for the years ended December 31, 2017 and 2016 are presented below.

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	7,656,250	$0.66	4.87	$—
Granted	5,860,000	0.09	—	—
Forfeited	(2,985,297)	0.93	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2016	10,530,953	$0.33	4.03	$—
Granted	13,210,000	0.17	—	—
Forfeited	(1,900,000)	0.16	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2017	21,840,953	$0.26	2.09	$137,403
Vested December 31, 2017	12,286,613	$0.28		$44,030
Exercisable at December 31, 2017	9,357,620	$0.36		$24,166